Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 16 - Subsequent Events

The Company has evaluated events and transactions occurring after March 31, 2026, through (the date these financial statements were issued), and has identified the following matters requiring disclosure. Unless otherwise noted, these are non-recognized subsequent events under ASC 855-10 that do not adjust amounts in March 31, 2026 financial statements but are material enough to warrant disclosure.

On May 6, 2026, the Company notified the holders of its Series B Convertible Preferred Stock and the Series B Warrants of voluntary reductions to the conversion price of the Series B Convertible Preferred Stock and the cash exercise price of the Series B Warrants. From May 6, 2026 through July 31, 2026, the conversion price of the Series B Preferred Stock will be voluntarily reduced from $1.5528 to $0.65 per share, and the cash exercise price of the Series B Warrants will be voluntarily reduced from $1.5528 to $0.65 per share from the date on which the Reset Registration Statement is declared effective by the SEC until July 31, 2026. If all the Series B Warrants are exercised, the aggregate gross proceeds will be approximately $15.5 million; however, there is no assurance that any holders will elect to exercise their Series B Warrants or convert their Series B Convertible Preferred Stock during the applicable reduction periods.

The Series B Convertible Preferred Stock and Series B Warrants continue to qualify for equity classification under ASC 815-40 and ASC 480 and will not be remeasured as a result of these voluntary reductions. Consistent with the down-round provisions of the Series B Convertible Preferred Stock and the Series B Warrants and ASC 260-10, as amended by ASU 2017-11, the incremental value transferred to holders is measured as the difference between the fair value of the instruments immediately before and immediately after the reductions. This transaction will be recognized as a deemed dividend, reducing income available to common stockholders in the computation of basic and diluted loss per share. The deemed dividend is a non-cash item and will have no effect on the Company’s net loss, total stockholders’ equity, or cash flows from operations.

Subsequent to March 31, 2026, the Company has continued to draw on its ELOC, under which the Company may raise up to $150.0 million through the issuance of shares of its common stock. The Company issued 648,771 shares of Common Stock under the ELOC after March 31, 2026, receiving gross proceeds of approximately $0.5 million at average share price of $0.73. These transactions will be reflected in the Company’s unaudited condensed financial statements for the three and six months ended June 30, 2026.

Subsequent to March 31, 2026, the Company issued 1,301,538 common shares after receiving conversion notices for 846 shares of Series B Convertible Preferred Stock from shareholders.

Note 21 - Subsequent Events

The Company has evaluated events and transactions occurring after December 31, 2025, through the date these financial statements were issued, and has identified the following matters requiring disclosure. Unless otherwise noted, these are non-recognized subsequent events under ASC 855-10 that do not adjust amounts in the December 31, 2025 financial statements but are material enough to warrant disclosure.

Second Amended and Restated Commercial Alliance Agreement

On February 4, 2026, SHF LLC, a wholly owned subsidiary of the Company, executed the Second Amended CAA with PCCU, a related party. The agreement carries a retroactive effective date of October 1, 2025. The Company had agreed to the terms for the Second Amended CAA in October 2025 and was executed on February 4, 2026, see Note 10 - Related Party Transactions.

Price Reset of Series B Convertible Preferred Stock and Warrants

Subsequent to December 31, 2025, the first and only automatic price reset under the Company’s Series B Convertible Preferred Stock and accompanying Series B Warrants occurred, see Note 19 Stockholders’ Equity (Deficit).

ELOC

Subsequent to December 31, 2025, the Company has continued to draw on its ELOC, under which the Company may raise up to $150.0 million through the issuance of shares of its common stock. The Company issued 223,962 shares of Common Stock under the ELOC after December 31, 2025, receiving gross proceeds of approximately $0.2 million at average share price of $0.77. These transactions will be reflected in the Company’s first quarter 2026 financial statements.

No Other Material Subsequent Events

The Company has evaluated all other events and transactions occurring after December 31, 2025, through the date these financial statements were issued, and has determined that no other events or transactions have occurred that would require recognition or disclosure in these financial statements.